CONDENSED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash	$ 25		$ 271		$ 133
Inventory	453		0
Prepaid expenses and other current assets	640		16		44
Due from related party			0		1,500
Total current assets	1,118		287		1,677
Property and equipment, net	1,560		1,725		2,140
Intangible assets, net	18,622		17,608		14,537
Total assets	21,300		19,620		18,354
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	2,165		655		686
Accrued expenses	1,170		754		564
Accrued bonuses	2,633		2,633		1,375
Accrued interest and fees	79		0
Accrued interest and fees to related parties	946		1,169		169
Due to related party	2,316		1,098		0
Convertible bridge loan payable	1,577		0
Convertible bridge loan payable to related party	6,471		0
Convertible notes payable to related party	0		17,198		6,883
Total current liabilities	17,357		23,507		9,677
Convertible notes payable to related party	2,000		2,000		2,000
Total liabilities	19,357		25,507		11,677
Commitments
Stockholders' equity (deficit)
Series A Convertible Preferred Stock-$0.01par value per share: 25,000,000shares authorized, none issued or outstanding as of June30,2013, December31,2012 and December31,2011	0		0		0
Common stock, -. $0.00001 par value	0	[1]	0	[1]	0	[1]
Additional paid in capital	133,828		118,247		117,012
Accumulated deficit	(131,863)		(124,112)		(110,325)
Treasury stock	(22)		(22)		(10)
Total stockholders’ equity (deficit)	1,943		(5,887)		6,677
Total liabilities and stockholders' equity (deficit)	$ 21,300		$ 19,620		$ 18,354

[1]	Less than $1